Credit facilities (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Debt [Line Items]
Schedule of movement of convertible notes

The movement of convertible notes from third parties and related parties are as following:

	Third parties	Related parties
December 31, 2024 balance	$29,703	$46,377
Conversion	(22,580)	-
June 30, 2025 balance	$7,123	$46,377

Convertible Notes Third Parties [Member]
Short-Term Debt [Line Items]
Schedule of convertible notes

Convertible notes – third parties

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Interest Rate	Terms	As of June 30, 2025	As of December 31, 2024
				(Unaudited)
Madam Chong Ah Kaw (1)	January 1, 2025	6.0%	Automatically be converted into the 3,333 of the Company’s ordinary shares on maturity date	-	22,365
Sarina Binti Md Amin (2)	February 1, 2025	6.0%	Automatically be converted into the 666 of the Company’s ordinary shares on maturity date	4,749	4,472
Rosli Bin Abd Latif (2)	January 25, 2025	6.0%	Automatically be converted into the 333 of the Company’s ordinary shares on maturity date	2,374	2,236
Total				$7,123	$29,073

(1)	In January 2025, the Company has issued 3,333 shares of its ordinary shares to Madam Chong Ah Kaw in connection with the conversion of the convertible note.

(2)	As of the date these unaudited consolidated financial statements were issued, the Company had initiated the conversion of the notes held by Sarina Binti Md Amin and Rosli Bin Abd Latif into an aggregate of 999 unregistered ordinary shares, with the settlement of such conversion currently in progress.

Convertible Notes Related Parties [Member]
Short-Term Debt [Line Items]
Schedule of convertible notes

Convertible notes – related parties

Lender Name	Maturities	Interest Rate	Terms	As of June 30, 2025	As of December 31, 2024

8i Enterprises Pte. Ltd (1)	December 31, 2025 (2)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.	$22,373	$22,373
Meng Dong (“James”) Tan (3)	December 31, 2025 (4)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $1.27 per shares at any time and from time to time.	24,004	24,004
Total				$46,377	$46,377

(1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte Ltd. Mr. Tan has sole voting and dispositive power over the shares.

(2)	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL”), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned $889,000 of 8iEPL Convertible Note to a third party and it was converted into 700,000 shares of the Company’s ordinary shares. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the remaining 8iEPLConvertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date.

(3)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.

(4)	On May 26, 2023, the Company borrowed from Meng Dong (“James”) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the James Tan Convertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date.

Related Party [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Short term loans – related parties

Outstanding balances on short term loans from related parties consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2025	As of December 31, 2024
				(Unaudited)
Alfred Lim (2)	December 31, 2023, extended to December 31, 2025	8.0%	None	231,704	183,205
8i Enterprises Pte. Ltd(3)	December 31, 2025 (1)	8.0%	None	1,401,279	254,892
Total				$1,632,983	$438,097

(1)	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 14). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $254,892. During the six months ended June 30, 2025, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $1,193,420. The loans bear interest at a rate of 8% and are scheduled to mature on December 31, 2025.

(2)	Mr. Alfred Lim is a Chief Executive Officer, an executive director and shareholder of the Company.

(3)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over such shares.

Private Lenders [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Short term loans – private lenders

Outstanding balances on short term loans from private lenders consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2025	As of December 31, 2024
				(Unaudited)
Kong Wei Peng	Due on demand	0.0%	None	$1,425	$2,236
Raleigh Investment	January 31, 2025 (Repaid on January 31, 2025)	3.0%	None	-	12,198
8i Asia Limited	June 30, 2025 to December 31, 2025	0.0-8.0%	None	375,374	513,640
Total				$376,799	$528,074